Leases - Schedule of Future Minimum Lease Payments under Capital Leases for Current Period (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Leases [Line Items]
Total minimum lease payments	¥ 54,036
Minimum lease payments, Less than 1 year	497
Minimum lease payments, 1 to 2 years	405
Minimum lease payments, 2 to 3 years	2,992
Minimum lease payments, 3 to 4 years	3,511
Minimum lease payments, 4 to 5 years	3,454
Minimum lease payments, More than 5 years	¥ 43,177